GOODWILL AND INTANGIBLE ASSETS, Intangible Assets (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($) Agent	Dec. 31, 2018 USD ($)
Finite-Lived Intangible Assets [Abstract]
Accumulated amortization expense	$ (14,559)	$ (27,025)
Net amortizable intangibles	48,741	36,395
Agent Relationships [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 40,500	$ 40,500
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		15 years
Number of independent agents | Agent	5,000
Location turnover rate	17.40%
Trade Name [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 15,500	$ 15,500
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		15 years
Developed Technology [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 6,600	$ 6,600
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		15 years
Number of development years for state-of-the-art system		20 years
Obsolescence rate	18.00%
Other Intangibles [Member]
Finite-Lived Intangible Assets [Abstract]
Gross amortizable intangibles	$ 700	$ 820
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		10 years
Agent Locations [Member]
Finite-Lived Intangible Assets [Abstract]
Net amortizable intangibles	$ 600	$ 700
Finite-Lived Intangible Assets, Other Information [Abstract]
Expected useful life		10 years